Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table reflects the compensation received during the 2025 fiscal year by each non-management Director.

Name	Fees Earned or Paid in Cash (1) ($)	Stock Awards (2) ($)	Other Compensation ($)	Total Director Compensation (3) ($)
John A. Cosentino, Jr.	$152,805	$154,167	$451	$307,423
Phillip C. Widman	$117,545	$132,500	-	$250,045
Amir P. Rosenthal	$105,048	$125,833	$451	$231,332
Terrence G. O’Connor	$99,715	$112,333	$451	$212,499
Sandra S. Froman	$99,715	$112,333	$451	$212,499
Ronald C. Whitaker	$91,715	$119,167	$451	$211,333
Rebecca S. Halstead	$91,715	$119,167	$451	$211,333
Bruce T. Pettet (4)	$50,809	$219,167	$451	$270,427
Michael O. Fifer	$39,835	-	$451	$40,286

Notes to Directors’ Compensation Table

(1)    See “DIRECTORS’ FEES AND OTHER COMPENSATION” above.

(2)    Represents aggregate grant date fair value of non-qualified equity awards made to each non-management Director on May 30, 2025 under the 2023 Stock Incentive Plan in accordance with the Director annual fee schedule approved in June 2025 and described in “DIRECTORS’ FEES AND OTHER COMPENSATION” above. The amounts shown represent the full grant date fair value of the awards, using the actual grant date share price and calculated in accordance with the provisions of FASB ASC 718, and are shown at the maximum number of shares or RSUs expected upon the attainment of the time-based vesting of the awards. For a description of the assumptions applied in these calculations, see Note 16 to our consolidated financial statements for the year ended December 31, 2025 (which are included in our Form 10-K for the fiscal year ended December 31, 2025). The aggregate number of restricted shares and RSUs, respectively, that were outstanding as of December 31, 2025 were: Mr. Cosentino – 2,296 restricted shares and 4,705 RSUs; Mr. Widman – 1,694 restricted shares and 4,705 RSUs; Mr. Rosenthal – 1,509 restricted shares and 4,705 RSUs; Mr. O’Connor – 1,435 restricted shares and 4,705 RSUs; Ms. Froman – 1,435 restricted shares and 4,705 RSUs; Mr. Whitaker – 1,324 restricted shares and 4,705; RSUs; Ms. Halstead – 1,324 restricted shares and 6,183 RSUs; Mr. Pettet – 1,328 restricted shares and 4,778 RSUs; and Mr. Fifer – 0 restricted shares and 2,719 RSUs.

(3)    The Company’s non-management Directors do not receive non-equity incentive plan compensation, stock options, pension benefits or non-qualified deferred compensation.

(4)    Mr. Pettet was appointed to the Board of Directors, effective June 19, 2025.

During fiscal year 2025, the Company did not grant any stock options to its Named Executive Officers, as grants of stock options are not currently a component of the Company’s executive compensation program. Because stock options are not currently part of the Company’s executive compensation program, the Company does not have a formal policy with respect to the timing of grants of stock options.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

During fiscal year 2025, the Company did not grant any stock options to its Named Executive Officers, as grants of stock options are not currently a component of the Company’s executive compensation program. Because stock options are not currently part of the Company’s executive compensation program, the Company does not have a formal policy with respect to the timing of grants of stock options.

John A. Cosentino, Jr. [Member]
Awards Close in Time to MNPI Disclosures
Name	John A. Cosentino, Jr.
Fair Value as of Grant Date	$ 154,167	[1]
Phillip C. Widman [Member]
Awards Close in Time to MNPI Disclosures
Name	Phillip C. Widman
Fair Value as of Grant Date	$ 132,500	[1]
Amir P. Rosenthal [Member]
Awards Close in Time to MNPI Disclosures
Name	Amir P. Rosenthal
Fair Value as of Grant Date	$ 125,833	[1]
Terrence G. O’Connor [Member]
Awards Close in Time to MNPI Disclosures
Name	Terrence G. O’Connor
Fair Value as of Grant Date	$ 112,333	[1]
Sandra S. Froman [Member]
Awards Close in Time to MNPI Disclosures
Name	Sandra S. Froman
Fair Value as of Grant Date	$ 112,333	[1]
Ronald C. Whitaker [Member]
Awards Close in Time to MNPI Disclosures
Name	Ronald C. Whitaker
Fair Value as of Grant Date	$ 119,167	[1]
Rebecca S. Halstead [Member]
Awards Close in Time to MNPI Disclosures
Name	Rebecca S. Halstead
Fair Value as of Grant Date	$ 119,167	[1]
Bruce T. Pettet [Member]
Awards Close in Time to MNPI Disclosures
Name	Bruce T. Pettet	[2]
Fair Value as of Grant Date	$ 219,167	[1],[2]
Michael O. Fifer [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael O. Fifer
Fair Value as of Grant Date		[1]

[1]	Represents aggregate grant date fair value of non-qualified equity awards made to each non-management Director on May 30, 2025 under the 2023 Stock Incentive Plan in accordance with the Director annual fee schedule approved in June 2025 and described in “DIRECTORS’ FEES AND OTHER COMPENSATION” above. The amounts shown represent the full grant date fair value of the awards, using the actual grant date share price and calculated in accordance with the provisions of FASB ASC 718, and are shown at the maximum number of shares or RSUs expected upon the attainment of the time-based vesting of the awards. For a description of the assumptions applied in these calculations, see Note 16 to our consolidated financial statements for the year ended December 31, 2025 (which are included in our Form 10-K for the fiscal year ended December 31, 2025). The aggregate number of restricted shares and RSUs, respectively, that were outstanding as of December 31, 2025 were: Mr. Cosentino – 2,296 restricted shares and 4,705 RSUs; Mr. Widman – 1,694 restricted shares and 4,705 RSUs; Mr. Rosenthal – 1,509 restricted shares and 4,705 RSUs; Mr. O’Connor – 1,435 restricted shares and 4,705 RSUs; Ms. Froman – 1,435 restricted shares and 4,705 RSUs; Mr. Whitaker – 1,324 restricted shares and 4,705; RSUs; Ms. Halstead – 1,324 restricted shares and 6,183 RSUs; Mr. Pettet – 1,328 restricted shares and 4,778 RSUs; and Mr. Fifer – 0 restricted shares and 2,719 RSUs.
[2]	Mr. Pettet was appointed to the Board of Directors, effective June 19, 2025.